Inventories, Net (Tables)	12 Months Ended
Dec. 31, 2015
Inventory Disclosure [Abstract]
Inventories, Net	Inventories are summarized as follows:

	2015	2014

Raw materials	66	50
Work in process	1,376	580
Finished goods	437	125

	1,879	755